UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:     June  30,  2008

Check here if Amendment:     ___     ; Amendment Number:     _____
This Amendment (Check only one.)     ___ is a restatement.
                                   ___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     placeEastbourne Capital Management, L.L.C.
Address:     addressStreet1101 Fifth Avenue, Suite 370
          CityplaceSan Rafael, StateCA  PostalCode94901

Form 13F File Number:     28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric M. Sippel, Esq.
Title:     Chief Operating Officer
Phone:     415-448-1200

Signature, Place and Date of Signing:

     Eric M. Sippel          San Rafael, CA                August 13, 2008

Report Type (Check only one.):

 X     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
--
manager are reported in this report.)
___     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:          14

Form 13F Information Table Value Total:        1,400,131


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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NAME OF ISSUER                   TITLE OF    CUSIP    VALUE     SHARES    SH/  INV.  OTHER  VOTING AUTH
                                  CLASS               X1000               PRN  DISC   MGR      SOLE
Agnico-Eagle Mines               COMM      008474108  329087   4,425,000  SH   SOLE           4,425,000
Amylin Pharmaceuticals, Inc.     COMM      032346108  589722  23,226,562  SH   SOLE          23,226,562
Berkshire Hathaway Inc. Class B  COMM      084670207   27775       6,923  SH   SOLE               6,923
ConocoPhillips                   COMM      20825C104   23069     244,400  SH   SOLE             244,400
Devon Energy Corporation         COMM      25179M103   23971     199,496  SH   SOLE             199,496
Helca Mining Co.                 COMM      422704106  139281  15,041,188  SH   SOLE          15,041,188
Illumina, Inc.                   COMM      452327109   10418     119,600  SH   SOLE             119,600
MGIC Investment Corp.            COMM      552848103   74350  12,168,600  SH   SOLE          12,168,600
Pain Therapeutics, Inc.          COMM      69562K100   87499  11,075,874  SH   SOLE          11,075,874
Randgold Resources, LTD          COMM      752344309   11319     245,113  SH   SOLE             245,113
Sandisk Corp.                    COMM      80004C101   14535     777,270  SH   SOLE             777,270
Stillwater Mining Comp.          COMM      86074Q102   53235   4,500,000  SH   SOLE           4,500,000
Synopsys, Inc.                   COMM      871607107    1983      82,954  SH   SOLE              82,954
Telik, Inc.                      COMM      87959M109   13885  11,475,000  SH   SOLE          11,475,000


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